Income tax (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Statutory rates	34.00%
Net operating loss	R$ 106,408	R$ 39,231	R$ 24,560